Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expense
Wages and salaries	€ 12,772	€ 10,769	€ 9,772
LTCIP			(478)
Employee stock option plan	604	386
Social security contributions	2,527	2,197	1,799
Total employee benefits expense	15,903	13,352	11,093
MetallRente	61	62	57
German state plan
Personnel expense
Mandatory employer's contribution	€ 849	€ 710	€ 697